Financial Instruments - Additional information (Detail) $ in Billions	Dec. 31, 2018 USD ($)
Financial liabilities at fair value [member]
Disclosure of fair value measurement of liabilities [line items]
Amount of notes issue at a fixed interest rate	$ 1